Deposits and Other Receivables	6 Months Ended
Jun. 30, 2026
Deposits and Other Receivables [Abstract]
Deposits and other receivables

Note 5 — Deposits and other receivables

Deposits and other receivables consist of the following:

	December 31, 2025 (Audited)	June 30, 2026 (Unaudited)	June 30, 2026 (Unaudited)
	MYR	MYR	USD
Advances to subcontractors	820	101,134,288	24,775,671
Other deposits	33,427,600	150,820	36,948
Total	33,428,420	101,285,108	24,812,618